UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

SERIES PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Highmore Sustainable All-Cap Equity Fund
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.04%
Architectural, Engineering, and Related Services - 2.53%
Tetra Tech, Inc.	5,013	$304,790
Bakeries and Tortilla Manufacturing - 0.91%
The Hain Celestial Group, Inc. (a)	3,842	109,266
Basic Chemical Manufacturing - 2.96%
Trex Company, Inc. (a)	4,586	356,516
Business Support Services - 2.44%
PayPal Holdings, Inc. (a)	3,575	293,650
Commercial and Service Industry Machinery Manufacturing - 4.34%
Energy Recovery, Inc. (a)	31,347	253,597
Tennant Company	3,297	268,211
		521,808
Communications Equipment Manufacturing - 2.79%
QUALCOMM, Inc.	5,248	336,344
Computer Systems Design and Related Services - 2.28%
Itron, Inc. (a)	4,483	274,360
Depository Credit Intermediation - 3.03%
The PNC Financial Services Group, Inc.	2,514	364,103
Drycleaning and Laundry Services - 2.36%
Healthcare Services Group, Inc.	7,063	284,356
Electrical Equipment and Component Manufacturing - 4.78%
Corning, Inc.	9,873	327,586
Eaton Corporation PLC (b)	2,979	247,764
		575,350
Electric Power Generation, Transmission and Distribution - 1.92%
NextEra Energy, Inc.	1,381	231,373
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.79%
Cummins, Inc.	2,355	336,318
Food & Staples Retailing - 2.48%
Costco Wholesale Corporation	1,362	297,883
Forest Nurseries and Gathering of Forest Products - 2.04%
Weyerhaeuser Company	7,181	245,447
Grocery and Related Product Merchant Wholesalers - 2.34%
Danone - ADR	18,013	281,723
Grocery Stores - 1.88%
United Natural Foods, Inc. (a)	7,009	225,690
Home Furnishings Stores - 1.87%
Williams-Sonoma, Inc.	3,848	225,069
Industrial Machinery Manufacturing - 2.01%
Applied Materials, Inc.	4,981	242,226
Medical and Diagnostic Laboratories - 2.42%
Laboratory Corporation of America Holdings (a)	1,659	290,889
Medical Equipment and Supplies Manufacturing - 7.84%
Becton, Dickinson and Company	1,171	293,183
BioTelemetry, Inc. (a)	6,397	335,843
Intuitive Surgical, Inc. (a)	618	314,061
		943,087
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.50%
Varian Medical Systems, Inc. (a)	2,606	300,863
Nondepository Credit Intermediation - 2.81%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,234	337,614
Other Chemical Product and Preparation Manufacturing - 1.57%
Albemarle Corporation	2,000	188,400
Pharmaceutical and Medicine Manufacturing - 4.67%
AbbVie, Inc.	3,166	292,000
Zoetis, Inc.	3,127	270,423
		562,423
Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 2.71%
Omnicell, Inc. (a)	5,474	325,703
Restaurants and Other Eating Places - 4.84%
Darden Restaurants, Inc.	2,917	311,944
Starbucks Corporation	5,163	270,490
		582,434
Scientific Research and Development Services - 1.97%
Waters Corporation (a)	1,203	237,316
Semiconductor and Other Electronic Component Manufacturing - 8.92%
First Solar, Inc. (a)	5,307	277,821
Microchip Technology, Inc.	2,848	266,089
MKS Instruments, Inc.	2,555	240,937
Texas Instruments, Inc.	2,591	288,430
		1,073,277

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.49%
Ecolab, Inc.	2,134	300,254
Software Publishers - 2.64%
Palo Alto Networks, Inc. (a)	1,605	318,207
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 2.65%
Donaldson Company, Inc.	6,698	319,495
Waste Treatment and Disposal - 2.52%
Clean Harbors, Inc. (a)	5,330	303,437
Water, Sewage and Other Systems - 1.74%
American Water Works Company, Inc.	2,366	208,799
TOTAL COMMON STOCKS (Cost $11,444,731)		11,798,470

SHORT-TERM INVESTMENTS - 2.21% (c)
First American Treasury Obligations Fund, Institutional Share Class, 1.79%	265,491	265,491
Total Short-Term Investments
(Cost $265,491)		265,491
Total Investments
(Cost $11,710,222) - 100.25%		12,063,961
Liabilities in Excess of Other Assets - (0.25)%		(29,619)
Total Net Assets - 100.00%		$12,034,342

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of July 31, 2018.
As of July 31, 2018, the components of accumulated earnings gains (losses) on a tax basis were as follow*:

Total Portfolio
Tax Cost (1)	$11,710,222

Gross unrealized appreciation	757,567
Gross unrealized depreciation	(403,828)
Net unrealized appreciation	$353,739

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
Valuation of Investments

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).
All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
                Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2018:

*	Please refer to the Schedule of Investments to view common stock segregated by industry type.

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended July 31, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title  /s/ John Hedrick
John Hedrick, President

Date  September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
John Hedrick, President

Date  September 20, 2018

By (Signature and Title)* /s/ David Cox
                                                    David Cox, Treasurer

Date  August 22, 2018

* Print the name and title of each signing officer under his or her signature.